UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-05853

                             HERITAGE INCOME TRUST
                             ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 576-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Name and Address of Agent for Service)

                                    Copy to:
                          CLIFFORD J. ALEXANDER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K. Street, NW
                             Washington, D.C. 20006

Date of fiscal year end:   October 31
Date of Reporting Period:  July 1, 2006 to June 30, 2007

ITEM 1. PROXY VOTING RECORD.


Heritage Income Trust - High Yield Bond Fund

--------------------------------------------------------------------------------

There were no matters relating to a portfolio security considered at any shareholder meeting of an issuer in which the series named above held securities during the period covered by this report and with respect to which such series was entitled to vote.

--------------------------------------------------------------------------------
                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Heritage Income Trust





By: /s/ Mathew J. Calabro
    ----------------------------
    Mathew J. Calabro
    Principal Executive Officer


Date: August 28, 2007